AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

Class A (Ticker: AEAXX); Class C (Ticker: AECXX); Advisor Class (Ticker: AEYXX); Class K (Ticker: AEKXX); Class I (Ticker: AIEXX); Class 1 (Ticker: AGRXX); Class AB (Ticker: MYMXX); Institutional Class (Ticker: GMOXX)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX); Class R (Ticker: AGFRX); Class K (Ticker: AGFKX); Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX); Class R (Ticker: ABPRX); Class K (Ticker: ALCKX); Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class R (Ticker: WPRSX); Class K (Ticker: WPSKX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class R (Ticker: CHCRX); Class K (Ticker: CHCKX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class R (Ticker: QUARX); Class K (Ticker: QUAKX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class R (Ticker: AUURX); Class K (Ticker: AUUKX); Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class R (Ticker: ASRLX); Class K (Ticker: ASLKX); Class I (Ticker: ASILX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class R (Ticker: ATERX); Class K (Ticker: ATEKX);

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

- AB National Portfolio

Class A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

Class A (Ticker: ABTHX); Class C (Ticker: ABTFX); Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

- AB Arizona Portfolio

Class A (Ticker: AAZAX); Class C (Ticker: AAZCX); Advisor Class (Ticker: AAZYX)

- AB California Portfolio

Class A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

Class A (Ticker: AMAAX); Class C (Ticker: AMACX); Advisor Class (Ticker: AMAYX)

- AB Minnesota Portfolio

Class A (Ticker: AMNAX); Class C (Ticker: AMNCX)

- AB New Jersey Portfolio

Class A (Ticker: ANJAX); Class C (Ticker: ANJCX)

- AB New York Portfolio

Class A (Ticker: ALNYX); Class C (Ticker: ANYCX); Advisor Class (Ticker: ALNVX)

- AB Ohio Portfolio

Class A (Ticker: AOHAX); Class C (Ticker: AOHCX)

- AB Pennsylvania Portfolio

Class A (Ticker: APAAX); Class C (Ticker: APACX)

- AB Virginia Portfolio

Class A (Ticker: AVAAX); Class C (Ticker: AVACX); Advisor Class (Ticker: AVAYX)

AB ACTIVE ETFs (“AB ETFs”)

- AB Conservative Buffer ETF

(Ticker: BUFC)

- AB Core Plus Bond ETF

(Ticker: CPLS)

- AB Corporate Bond ETF

(Ticker: EYEG)

- AB International Low Volatility Equity ETF

(Ticker: ILOW)

Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX); Class R (Ticker: AWPRX); Class K (Ticker: AWPKX); Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

- AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

 - AB Concentrated International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

- AB Sustainable US Thematic Portfolio

Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

- AB International Low Volatility Equity Portfolio

(formerly AB International Strategic Core Portfolio)

Advisor Class (Ticker: ISRYX)

AB CORPORATE SHARES (“Corporate Shares”)

- AB Corporate Income Shares

(Ticker: ACISX)

- AB Impact Municipal Income Shares

(Ticker: ABIMX)

- AB Municipal Income Shares

(Ticker: MISHX)

- AB Taxable Multi-Sector Income Shares

(Ticker: CSHTX)

- AB Tax-Aware Real Return Income Shares

(Ticker: TARRX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX); Advisor Class (Ticker: ABYEX); Class R (Ticker: ABREX); Class K (Ticker: ABKEX); Class I (Ticker: ABIEX); Class Z (Ticker: ABZEX)

AB VARIABLE PRODUCTS SERIES FUND, INC. (“AVP”)

- Large Cap Growth Portfolio

Class A; Class B

- Relative Value Portfolio

Class A; Class B

- Sustainable International Thematic Portfolio

Class A; Class B

- Sustainable Global Thematic Portfolio

Class A; Class B

- Small Cap Growth Portfolio

- AB Short Duration High Yield ETF

(Ticker: SYFI)

- AB Short Duration Income ETF

(Ticker: SDFI)

- AB Tax-Aware Intermediate Municipal ETF

(Ticker: TAFM)

- AB Tax-Aware Long Municipal ETF

(Ticker: TAFL)

AB BOND FUNDS (“Bond Funds”)

- AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX); Advisor Class (Ticker: ABQYX); Class R (Ticker: ABQRX); Class K (Ticker: ABQKX); Class I (Ticker: ABQIX); Class Z (Ticker: ABQZX)

- AB Short Duration High Yield Portfolio

(formerly AB Limited Duration High Income Portfolio)

Advisor Class (Ticker: ALHYX)

- AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

- AB Short Duration Income Portfolio

Advisor Class (Ticker: SHUYX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

- AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

- AB High Income Fund, Inc.

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class R (Ticker: AGDRX); Class K (Ticker: AGDKX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Global Bond Fund, Inc.

Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class R (Ticker: ANARX); Class K (Ticker: ANAKX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX); Class R (Ticker: ABNRX); Class K (Ticker: ABNKX); Class I (Ticker: ANBIX) Advisor Class (Ticker: ABNYX); Class 1 (Ticker: ABNOX); Class 2 (Ticker: ABNTX); Class Z (Ticker: ABNZX)

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Class A; Class B

- International Value Portfolio

Class A; Class B

- Discovery Value Portfolio

Class A; Class B

- Balanced Hedged Allocation Portfolio

Class A; Class B

- Dynamic Asset Allocation Portfolio

Class A; Class B

- Global Risk Allocation—Moderate Portfolio

Class B

AB VALUE FUNDS (“Value Funds”)

- AB Value Fund

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Class R (Ticker: ABVRX); Class K (Ticker: ABVKX); Class I (Ticker: ABVIX); Advisor Class (Ticker: ABVYX)

- AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX); Class R (Ticker: ABSRX); Class K (Ticker: ABSKX); Class I (Ticker: ABSIX); Advisor Class (Ticker: ABYSX); Class Z (Ticker: ABSZX)

- AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Class R (Ticker: CBBRX); Class K (Ticker: CBBKX); Class I (Ticker: CBBIX); Advisor Class (Ticker: CBBYX);

Class Z (Ticker: CBBZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Class R (Ticker: AUIRX); Class K (Ticker: AUIKX); Class I (Ticker: AUIIX); Advisor Class (Ticker: AUIYX); Class Z (Ticker: AUIZX)

- AB Global Real Estate Investment Fund

Class A (Ticker: AREAX); Class C (Ticker: ARECX); Class R (Ticker: ARRRX); Class K (Ticker: ARRKX); Class I (Ticker: AEEIX); Advisor Class (Ticker: ARSYX)

- AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX); Class R (Ticker: AIVRX); Class K (Ticker: AIVKX); Class I (Ticker: AIVIX); Advisor Class (Ticker: ABIYX)

- AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX); Class R (Ticker: ADGRX); Class K (Ticker: ADGKX); Class I (Ticker: ADGIX); Advisor Class (Ticker: ADGYX); Class Z (Ticker: ADGZX)

- AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX); Class R (Ticker: CBSRX); Class K (Ticker: CBSKX); Class I (Ticker: CABIX); Advisor Class (Ticker: CBSYX)

- AB Small Cap Value Portfolio

- AB Municipal Bond Inflation Strategy

Class A (Ticker: AUNAX); Class C (Ticker: AUNCX); Advisor Class (Ticker: AUNYX); Class 1 (Ticker: AUNOX); Class 2 (Ticker: AUNTX)

- AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C (Ticker: ACMTX); Class R (Ticker: AMTRX); Class K (Ticker: AMTKX); Class I (Ticker: AMTIX); Advisor Class (Ticker: AMTYX); Class 1 (Ticker: AMTOX); Class Z (Ticker: AMTZX)

SANFORD C. BERNSTEIN FUND, INC. (“SCB Funds”)

- Emerging Markets Portfolio

Emerging Markets Class (Ticker: SNEMX); Class Z (Ticker: EGMZX)

- New York Municipal Portfolio

Class A (Ticker: ANIAX); Class C (Ticker: ANMCX); New York Municipal Class (Ticker: SNNYX); Advisor Class (Ticker: ANIYX)

- California Municipal Portfolio

Class A (Ticker: AICAX); Class C (Ticker: ACMCX); California Municipal Class (Ticker: SNCAX); Advisor Class (Ticker: AICYX)

- Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX); Diversified Municipal Class (Ticker: SNDPX); Advisor Class (Ticker: AIDYX); Class Z (Ticker: AIDZX)

- Intermediate Duration Portfolio

Class A (Ticker: IDPAX); Intermediate Duration Class (Ticker: SNIDX); Advisor Class (Ticker: IDPYX); Class Z (Ticker: IDPZX)

- Overlay A Portfolio

Class 1 (Ticker: SAOOX); Class 2 (Ticker: SAOTX)

- Tax-Aware Overlay A Portfolio

Class 1 (Ticker: SATOX); Class 2 (Ticker: SATTX)

- Overlay B Portfolio

Class 1 (Ticker: SBOOX); Class 2 (Ticker: SBOTX)

- Tax-Aware Overlay B Portfolio

Class 1 (Ticker: SBTOX); Class 2 (Ticker: SBTTX)

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

-AB Global Real Estate Investment Fund II

(Class I–ARIIX)

BERNSTEIN FUND, INC. (“Bernstein Funds”)

- International Strategic Equities Portfolio

SCB Class (Ticker: STESX); Advisor Class (Ticker: STEYX); Class Z (Ticker: STEZX)

- International Small Cap Portfolio

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Class A (Ticker: SCAVX); Class C (Ticker: SCCVX); Advisor Class (Ticker: SCYVX)

- AB All China Equity Portfolio

Class A (Ticker: ACEAX); Advisor Class (Ticker: ACEYX)

THE AB PORTFOLIOS (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

Class A (Ticker: AWAAX); Class C (Ticker: AWACX); Class R (Ticker: AWARX); Class K (Ticker: AWAKX); Advisor Class (Ticker: AWAYX)

- AB All Market Total Return Portfolio

Class A (Ticker: ABWAX); Class C (Ticker: ABWCX); Class R (Ticker: ABWRX); Class K (Ticker: ABWKX); Class I (Ticker: ABWIX); Advisor Class (Ticker: ABWYX)

- AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX); Class R (Ticker: APPRX); Class K (Ticker: APWKX); Class I (Ticker: APWIX; Advisor Class (Ticker: ABPYX); Class Z (Ticker: ABPZX)

- AB Tax-Managed Wealth Appreciation Strategy

Class A (Ticker: ATWAX); Class C (Ticker: ATWCX); Advisor Class (Ticker: ATWYX)

SCB Class (Ticker: IRCSZ); Advisor Class (Ticker: IRCYX); Class Z (Ticker: IRCZX)

- Small Cap Core Portfolio

SCB Class (Ticker: SCRSX); Advisor Class (Ticker: SCRYX); Class Z (Ticker: SCRZX)

SANFORD C. BERNSTEIN FUND II, INC. (“SCB II”)

- Bernstein Intermediate Duration Institutional Portfolio Intermediate Duration

Institutional Class (Ticker: SIIDX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated April 1, 2024 to the following Statements of Additional Information (each an “SAI”), as amended:

SAI	Date
Government Money Market	August 31, 2023, as revised September 1, 2023
Equity Funds	November 1, 2023
Municipal Portfolios	September 29, 2023
AB ETFs (excluding AB Conservative Buffer ETF, AB International Low Volatility Equity ETF, AB Short Duration High Yield ETF and AB Short Duration Income ETF)	October 30, 2023
AB Conservative Buffer ETF	October 21, 2023
AB International Low Volatility Equity ETF	January 21, 2024
AB Short Duration High Yield ETF and AB Short Duration Income ETF	January 21, 2024
Bond Funds	January 31, 2024
Corporate Shares	August 31, 2023
EMMA	July 28, 2023
AVP	May 1, 2023
Value Funds	February 28, 2024
Inflation Strategies	January 31, 2024
SCB Funds	January 26, 2024
Institutional Funds	January 31, 2024
Bernstein Funds	January 26, 2024
SCB II	January 26, 2024
Wealth Strategies	December 29, 2023

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* * * * *

For each Fund’s SAI, the following replaces the disclosure under the “Portfolio Transactions” Section discussing each Fund’s potential placement of orders through affiliated brokers.

[A Fund/Portfolio][The Fund/Portfolio] may, from time to time, place orders for the purchase or sale of securities (including listed call options) with Bernstein Institutional Services LLC and Bernstein Autonomous LLP (a United Kingdom broker-dealer), affiliates of the [Adviser/Manager] (the “Affiliated Brokers”). In such instances, the placement of orders with the Affiliated Brokers would be consistent with [the Fund’s/Portfolio’s][a Fund’s/Portfolio’s] objective of obtaining the best execution and would not be dependent upon the fact that the Affiliated Brokers are affiliates of the [Adviser/Manager]. With respect to orders placed with the Affiliated Brokers for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Funds), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

* * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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